CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net loss	$ (800,734)	$ (15,147,953)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,186,486	4,984,084
Bad debt expense	74,953
Inventory and sample inventory reserve	(90,844)	447,761
Non-cash paid-in-kind interest		1,192,896
Amortization of deferred financing costs and debt discount	12,500	25,000
Accretion for end of term fee		116,196
Deferred tax benefit		(196,818)
Lease expense	76,838	68,538
Derivative liability	(9,640,000)
Deferred revenue	70,343
Employee stock-based compensation	990,876
Non-employee stock-based compensation	187,802
Changes in operating assets and liabilities:
Accounts receivable	3,125,595	(1,548,687)
Inventories	361,282	565,486
Deposits	4,576	2,326
Prepaid expenses and other current assets	75,289	847,593
Accounts payable	(297,212)	4,526,000
Accrued expenses	(3,089,672)	(6,464,247)
Accrued inventory purchases		(250,000)
Other current liabilities	357,361	167,794
Long-term liabilities	(163,171)	(118,399)
Net cash used in operating activities	(3,557,732)	(10,782,430)
Cash flows from investing activities:
Acquisition of fixed assets		(4,633)
Net cash used in investing activities		(4,633)
Cash flows from financing activities:
Payment of senior debt	(4,912,541)	(4,639,674)
Payment of portion of senior debt end of term fee	(534,237)
Proceeds from subordinated related party term loans		14,000,000
Debt issuance costs		(50,000)
Net cash (used in) provided by financing activities	(5,446,778)	9,310,326
Net decrease in cash	(9,004,510)	(1,476,737)
Cash, beginning of period	17,139,694	2,145,812
Cash, end of period	8,135,184	669,075
Supplemental cash flow information:
Cash paid for interest during the period	$ 393,577	953,171
Noncash Items:
Accrued Merger Transaction Costs		$ 521,395